Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Option Activity under 2005 and 2012 Plans

The stock options activity under the 2005 Plan and 2012 Plan during the three months ended March 31, 2013 was as follows:

	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance—December 31, 2012	3,570,566	$6.45	7.56	$35,415
Granted	360,938	26.93
Canceled	(46,623)	9.37
Exercised	(467,129)	2.77

Balance—March 31, 2013	3,417,752	$9.07	7.93	$76,966

Options exercisable—March 31, 2013	1,447,639	$3.97	6.58	$39,985

Options vested and expected to vest—March 31, 2013	3,264,527	$8.81	7.87	$74,373

The stock option activity under the 2005 and 2012 Plans during the year ended December 31, 2012 was as follows:

	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance—December 31, 2011	3,334,530	$3.48	8.2	$11,108
Granted	1,041,972	14.24
Canceled	(264,491)	6.66
Exercised	(541,445)	3.07

Balance—December 31, 2012	3,570,566	$6.45	7.56	$35,415

Options exercisable—December 31, 2012	1,722,605	$3.20	6.18	$22,474

Options vested and expected to vest—December 31, 2012	3,411,464	$6.26	7.49	$34,441

Restricted Stock Units Activity

Restricted Stock Units Activity

	RSUs Outstanding	Weighted Average Grant Date fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
Unvested—December 31, 2012	37,760	16.41	2.16	$613
Granted	521,700	27.05
Canceled	(7,452)
Released	—

Unvested—March 31, 2013	552,008	26.39	2.02	$17,438

Restricted stock units expected to vest—March 31, 2013	490,015		1.94	$15,479

Restricted Stock Units Activity

	RSUs Outstanding	Weighted Average Grant Date fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Unvested—December 31, 2011	—	—	—	$—
Granted	39,806	16.40
Canceled	(2,046)	16.14
Rolled from 2005 Plan	—
Exercised	—

Unvested—December 31, 2012	37,760	16.41	2.16	$613

Stock awards exercisable—December 31, 2012	—		—	$—

Stock awards vested and expected to vest—December 31, 2012	32,688		2.09	$531

Assumptions Used to Estimate Fair Value of Each Employee Stock Option Awards Using Black-Scholes Option-Pricing Model

The fair value of each employee stock option awards was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Three Months Ended March 31,
	2013	2012
Expected term (in years)	5.4	5.5
Expected volatility	52%	53%
Risk-free interest rate	0.9%	1.2%
Dividend rate	0%	0%

The fair value of each employee stock option awards was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Expected term (in years)	5.5	5.5	5.5
Expected volatility	53%	55%	55%
Risk-free interest rate	0.9%	1.9%	1.7%
Dividend rate	0%	0%	0%

Compensation Expense for Stock-Based Awards Granted to Employees and Nonemployees

The Company recorded compensation expense for the stock-based awards granted to employees as follows (in thousands):

	Three Months Ended March 31,
	2013	2012
Cost of revenue	$41	$5
Technology and development	411	192
Sales and marketing	337	55
General and administrative	603	213

Total stock-based compensation expense	$1,392	$465

The Company recorded compensation expense for stock-based awards granted to employees and nonemployees as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Cost of revenue	$32	$11	$8
Technology and development	930	482	176
Sales and marketing	398	183	97
General and administrative	1,210	808	73

Total stock-based compensation expense	$2,570	$1,484	$354

Schedule of Stock Options Outstanding and Vested and Exercisable

Additional information regarding the Company’s stock options outstanding and vested and exercisable as of December 31, 2012 is summarized below:

	Options Outstanding			Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number of Options Exercisable	Weighted Average Exercise Price Per Share
$0.15—$0.18	511,995	3.84	$0.15	511,995	$0.15
$1.32—$1.47	144,552	4.90	1.37	144,552	1.37
$3.54	209,388	6.94	3.54	189,842	3.54
$4.29—$4.59	1,207,132	8,28	4.33	648,064	4.32
$5.55	528,133	8.78	5.55	133,245	5.55
$6.81—$9.42	202,813	9.16	7.62	52,413	6.89
$12.15—$13.32	167,893	9.39	12.74	12,250	13.32
$13.33—$22.44	598,660	9.64	16.97	30,244	16.62

	3,570,566			1,722,605